CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - JPY (¥) ¥ in Millions	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019
Statement of Cash Flows [Abstract]
Cash and Cash Equivalents	¥ 998,058	¥ 982,666	¥ 902,312
Restricted Cash	134,980	152,618	118,297
Cash, Cash Equivalents and Restricted Cash	¥ 1,133,038	¥ 1,135,284	¥ 1,020,609	¥ 1,283,580